EMPLOYEE BENEFIT PLANS: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 item	Dec. 31, 2011	Jan. 02, 2012	Jun. 30, 2012 Multi-employer defined benefit pension plan	Dec. 31, 2013 Multi-employer defined benefit pension plan	Dec. 31, 2013 Multi-employer defined benefit pension plan Minimum
Pension plans
Credited service period	1 year
Pension expense	$ 4,437	$ 4,327	$ 4,011
Employer contributions to profit sharing and retirement savings-investment plan	1,121	1,107	1,024
Percentage of funded status				66.86%
Employer contributions to multi-employer defined benefit pension plans	2,231	2,131	2,046
Surcharges included in the employer contributions to multi-employer defined benefit pension plans	242	65
Pension Plans
Percentage of compounded annual surcharge each year						5.00%
Percentage of interim surcharge					5.00%
Projection period beyond which plan is projected to emerge from critical status, under the Rehabilitant Plan						30 years
Rehabilitation period							10 years
Estimated liability upon withdrawal from plan in current year						37,200
Deferred compensation
Number of deferred compensation plans		3
Trading securities	$ 63,215	$ 49,378